Current and long-term debt - Schedule of debt rollforward by facility (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Drawdowns	$ 200,000	$ 99,000
Non-Current	808,189		$ 665,887
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2024	877,993
Drawdowns	200,000
Repayments	(153,716)
Other Activity	1,212
Carrying Value as of June 30, 2025	925,489
Current	84,934
Non-Current	840,555
Gross carrying amount | 2023 $225.0 Million Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2024	165,675
Drawdowns	0
Repayments	(63,065)
Other Activity	0
Carrying Value as of June 30, 2025	102,610
Current	0
Non-Current	102,610
Gross carrying amount | 2023 $49.1 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2024	41,010
Drawdowns	0
Repayments	(2,307)
Other Activity	0
Carrying Value as of June 30, 2025	38,703
Current	4,615
Non-Current	34,088
Gross carrying amount | 2023 $117.4 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2024	91,883
Drawdowns	0
Repayments	(8,503)
Other Activity	0
Carrying Value as of June 30, 2025	83,380
Current	17,008
Non-Current	66,372
Gross carrying amount | 2023 $1.0 Billion Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2024	351,213
Drawdowns	0
Repayments	0
Other Activity	0
Carrying Value as of June 30, 2025	351,213
Current	0
Non-Current	351,213
Gross carrying amount | 2023 $94.0 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2024	83,242
Drawdowns	0
Repayments	(4,833)
Other Activity	0
Carrying Value as of June 30, 2025	78,409
Current	9,666
Non-Current	68,743
Gross carrying amount | Twenty Twenty Five $500.0Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2024	0
Drawdowns	0
Repayments	0
Other Activity	0
Carrying Value as of June 30, 2025	0
Current	0
Non-Current	0
Gross carrying amount | Ocean Yield Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2024	22,209
Drawdowns	0
Repayments	(1,537)
Other Activity	16
Carrying Value as of June 30, 2025	20,688
Current	3,159
Non-Current	17,529
Gross carrying amount | 2021 Ocean Yield Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2024	52,216
Drawdowns	0
Repayments	(2,900)
Other Activity	1,170
Carrying Value as of June 30, 2025	50,486
Current	50,486
Non-Current	0
Gross carrying amount | Unsecured Senior Notes Due 2025
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2024	70,545
Drawdowns	0
Repayments	(70,571)
Other Activity	26
Carrying Value as of June 30, 2025	0
Current	0
Non-Current	0
Gross carrying amount | Unsecured Senior Notes Due 2030
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2024	0
Drawdowns	200,000
Repayments	0
Other Activity	0
Carrying Value as of June 30, 2025	200,000
Current	0
Non-Current	200,000
Deferred financing fees
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2024	15,754
Drawdowns	3,451
Repayments	0
Other Activity	(3,861)
Carrying Value as of June 30, 2025	15,344
Current	503
Non-Current	14,841
Deferred financing fees | Unsecured Senior Notes Due 2025
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2024	400
Deferred financing fees | Unsecured Senior Notes Due 2030
Disclosure of detailed information about borrowings [line items]
Carrying Value as of June 30, 2025	3,200
Prepaid interest expense
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2024	272
Drawdowns	0
Repayments	21
Other Activity	0
Carrying Value as of June 30, 2025	251
Current	251
Non-Current	0
Net carrying amount
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2024	861,967
Drawdowns	196,549
Repayments	(153,695)
Other Activity	5,073
Carrying Value as of June 30, 2025	909,894
Current	84,180
Non-Current	$ 825,714